Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory

3. Inventory

Inventory consists of the following at March 31, 2021 and December 31, 2020:

	2021	2020
Finished goods	$107,143	$32,358
Promotional items	552	552
Raw materials	7,893	7,893
	$115,587	$40,803
Prepaid inventory	$177,745	$-

4. Inventory

Inventory consists of the following at December 31, 2020 and 2019:

	2020	2019
Finished goods	$32,358	$104,868
Promotional items	552	552
Raw materials	7,893	7,737
	$40,803	$113,156
Prepaid inventory	$-	$50,000

During the year ended December 31, 2019, the Company recognized a loss on impairment of inventory $54,292.